ACQUISITIONS	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
ACQUISITIONS

NOTE 3. ACQUISITIONS

Strawberry Cosmetics

On June 26, 2015, we entered into a share purchase agreement to acquire a 70% equity interest in Strawberry Cosmetics Holding Limited (“Strawberry Cosmetics”), a global cosmetics e-commerce company with a total consideration of approximately $93.1 million. The proposed acquisition was then duly approved by the Extraordinary General Meeting of our Company held on August 5, 2015.

However, in light of the drastic slowdown in global economy and turmoil in stock markets beginning in late August 2015 that resulted in a change in business development strategy on the part of GigaMedia, our board of directors concluded that the mutual termination of the acquisition was in the best interests of GigaMedia stockholders.

Accordingly, in October 2015, our Company entered into a mutual termination agreement with the shareholders of Strawberry Cosmetics to terminate the share purchase agreement, whereby GigaMedia paid US$2.0 million consideration to the shareholders of Strawberry Cosmetics and the parties, in turn, released each other from any claims relating to the proposed acquisition. The payment was reported in operating expenses in our consolidated statements of operations.